Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Commissions (including $253,503, $324,178 and $359,868, respectively, to related party)	$ (1,547,996)	$ (1,411,333)	$ (1,122,196)
Net revenue	27,241,462	24,522,871	19,158,019
Operating expenses
Voyage expenses	1,117,022	410,676	2,396,318
Vessel operating expenses (including $102,131, $115,026 and $148,329, respectively, to related party)	10,776,338	9,183,152	6,892,388
Dry-docking expenses	1,664,915	1,465,079	127,509
Vessel depreciation	6,458,251	5,422,155	4,786,272
Related party management fees	1,964,536	1,701,340	1,409,716
General and administrative expenses (including $693,524, $731,456 and $1,250,000, respectively, to related party)	2,252,666	2,346,502	917,160
Total operating expenses	24,233,728	20,528,904	16,529,363
Operating income	3,007,734	3,993,967	2,628,656
Other income / (expenses)
Interest and other financing costs	(3,513,105)	(2,913,141)	(1,817,574)
Gain on derivatives, net	496,820	13,786	49,167
Interest income	22,216	14,083
Foreign exchange (loss) / gain	2,832	11,040	(10,548)
Other expenses, net	(2,991,237)	(2,874,232)	(1,778,955)
Net income	16,497	1,119,735	849,701
Dividends to Series B preferred shares	(1,748,981)	(565,229)
Preferred deemed dividend	(185,665)
Net income / (loss) attributable to common shareholders	$ (1,918,149)	$ 554,506	$ 849,701
Earnings / (loss) per share attributable to common shareholders - basic and diluted (in dollars per share)	$ (0.85)	$ 0.25	$ 0.38
Weighted average number of shares outstanding during the year, basic and diluted (in shares)	2,251,439	2,232,821	2,213,505
Time Charters [Member]
Revenues
Revenue	$ 28,789,458	$ 25,934,204	$ 16,985,607
Voyage Charters [Member]
Revenues
Revenue			$ 3,294,608